Material Accounting Policy Information - Schedule of Impact on the Statement of Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Schedule of Impact on the Statement of Income (Loss) [Abstract]
Amortization	$ (33.9)